Deposits (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Deposits and Components

$ millions, as at							2025 Jul. 31	2024 Oct. 31
	Payable on demand	(3)	Payable after notice	(4)	Payable on a fixed date	(5)(6)	Total	Total
Personal	$14,933		$142,631		$98,571		$256,135	$252,894
Business and government (7)	105,432		118,524		224,905		448,861	435,499
Bank	17,357		338		9,366		27,061	20,009
Secured borrowings (8)	–		–		60,615		60,615	56,455
	$137,722		$261,493		$393,457		$792,672	$764,857
Comprises:
Held at amortized cost							$750,675	$725,849
Designated at fair value							41,997	39,008
							$792,672	$764,857
Total deposits include (9) :
Non-interest-bearing deposits
Canada							$88,037	$84,460
U.S.							12,670	12,927
Other international							5,954	5,691
Interest-bearing deposits
Canada							536,382	526,186
U.S.							109,383	101,141
Other international							40,246	34,452
							$792,672	$764,857
(1)
Includes deposits of $300.4 billion (October 31, 2024: $288.4 billion) denominated in U.S. dollars and deposits of $63.8 billion (October 31, 2024: $52.9 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $0.2 billion (October 31, 2024: $0.6 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $65.7 billion (October 31, 2024: $61.1 billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)
Includes $17.2 billion (October 31, 2024: $15.5 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.